ELECTRICITY CONCESSIONS AND AUTHORIZATIONS - Electric Energy Transmission Concession (Details)	12 Months Ended
Dec. 31, 2021 km
Basic Network Transmission
Public service electric power concessions [line items]
Electric power transmission lines	9,236
Electric power transmission lines, Percentage	100.00%
Basic Network Transmission One [Member]
Public service electric power concessions [line items]
Electric power transmission lines	20,067
Electric power transmission lines, Percentage	100.00%
Basic Network Transmission Two [Member]
Public service electric power concessions [line items]
Electric power transmission lines	19,251
Electric power transmission lines, Percentage	100.00%
Basic Network Transmission Three [Member]
Public service electric power concessions [line items]
Electric power transmission lines	9,253
Electric power transmission lines, Percentage	100.00%
SPE Interligao Eltrica do Madeira (Lote D) [Member]
Public service electric power concessions [line items]
Electric power transmission lines	4,769
Electric power transmission lines, Percentage	25.00%
LT Coletora Porto Velho / Araraquara II, at 600 KV
Public service electric power concessions [line items]
Electric power transmission lines	4,859
Electric power transmission lines, Percentage	25.00%
LT Xingu/Estreito e Estaes Conversoras [Member]
Public service electric power concessions [line items]
Electric power transmission lines	4,152
Electric power transmission lines, Percentage	25.00%
LT Jauru Porto Velho
Public service electric power concessions [line items]
Electric power transmission lines	979
Electric power transmission lines, Percentage	100.00%
LT Chapadao [Member]
Public service electric power concessions [line items]
Electric power transmission lines	708
Electric power transmission lines, Percentage	49.00%
LT Serra da Mesa - Niquelandia - Barro Alto [Member]
Public service electric power concessions [line items]
Electric power transmission lines	187
Electric power transmission lines, Percentage	100.00%
LT Braslia Leste [Member]
Public service electric power concessions [line items]
Electric power transmission lines	163
Electric power transmission lines, Percentage	39.00%
LT Nova Santa Rita - Camaqua 3; Lt Camaqua 3 - Quinta; LT Salto Santiago - Ita; LT Ita - Nova Santa Rita
Public service electric power concessions [line items]
Electric power transmission lines	785
Electric power transmission lines, Percentage	100.00%
LT Lechuga/Equador/Boa Vista e subestaes associadas [Member]
Public service electric power concessions [line items]
Electric power transmission lines	715
Electric power transmission lines, Percentage	49.00%
LT Ibiuna - Bateias
Public service electric power concessions [line items]
Electric power transmission lines	664
Electric power transmission lines, Percentage	100.00%
LT Xingu/Estreito [Member]
Public service electric power concessions [line items]
Electric power transmission lines	2,092
Electric power transmission lines, Percentage	25.00%
LT Teresina II - Sobral - Fortaleza
Public service electric power concessions [line items]
Electric power transmission lines	546
Electric power transmission lines, Percentage	49.00%
LT 2 Porto Velho - Abuna - Rio Branco - C2
Public service electric power concessions [line items]
Electric power transmission lines	488
Electric power transmission lines, Percentage	100.00%
LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitoria do Palmar, Seccionamento da LT Camaqua 3
Public service electric power concessions [line items]
Electric power transmission lines	467
Electric power transmission lines, Percentage	100.00%
LT Salto Santiago - Ivaipora - Cascavel Oeste
Public service electric power concessions [line items]
Electric power transmission lines	372
Electric power transmission lines, Percentage	100.00%
LT Campos Novos - Blumenau C2
Public service electric power concessions [line items]
Electric power transmission lines	359
Electric power transmission lines, Percentage	100.00%
LT Simplcio - Rocha Leo
Public service electric power concessions [line items]
Electric power transmission lines	264
Electric power transmission lines, Percentage	100.00%
LT Presidente Medice - Santa Cruz
Public service electric power concessions [line items]
Electric power transmission lines	237
Electric power transmission lines, Percentage	100.00%
LT Santo Angelo- Macambara; Lt Pinhalzinho-Foz do Chapeco; LT Pinhalzinho-Foz do Chapeco
Public service electric power concessions [line items]
Electric power transmission lines	273
Electric power transmission lines, Percentage	100.00%
LT Luis Gonzaga - Garanhuns
Public service electric power concessions [line items]
Electric power transmission lines	633
Electric power transmission lines, Percentage	49.00%
LT Barreiras II [Member]
Public service electric power concessions [line items]
Electric power transmission lines	953
Electric power transmission lines, Percentage	25.00%
LT Milagres - Taua
Public service electric power concessions [line items]
Electric power transmission lines	208
Electric power transmission lines, Percentage	100.00%
LT Rio Verde [Member]
Public service electric power concessions [line items]
Electric power transmission lines	479
Electric power transmission lines, Percentage	49.00%
LT Ceara-Mirim II - Campina Grande III
Public service electric power concessions [line items]
Electric power transmission lines	210
Electric power transmission lines, Percentage	100.00%
LT Bom Despacho 3 - Ouro Preto 2
Public service electric power concessions [line items]
Electric power transmission lines	180
Electric power transmission lines, Percentage	100.00%
LT Eunpolis - Teixeira de Freitas II
Public service electric power concessions [line items]
Electric power transmission lines	145
Electric power transmission lines, Percentage	100.00%
LT Eunapolis - Teixeira de Freitas II - 2
Public service electric power concessions [line items]
Electric power transmission lines	145
Electric power transmission lines, Percentage	100.00%
LT Paraso - Au II
Public service electric power concessions [line items]
Electric power transmission lines	123
Electric power transmission lines, Percentage	100.00%
LT Mlagres - Coremas
Public service electric power concessions [line items]
Electric power transmission lines	120
Electric power transmission lines, Percentage	100.00%
LT Bom Jesus da Lapa II - Igapora II
Public service electric power concessions [line items]
Electric power transmission lines	115
Electric power transmission lines, Percentage	100.00%
LT Nossa Senhora do Socorro - Penedo
Public service electric power concessions [line items]
Electric power transmission lines	110
Electric power transmission lines, Percentage	100.00%
LT C. Mirim II - Joao Camara II
Public service electric power concessions [line items]
Electric power transmission lines	311
Electric power transmission lines, Percentage	100.00%
LT Paraiso - Lagoa Nova II
Public service electric power concessions [line items]
Electric power transmission lines	316
Electric power transmission lines, Percentage	100.00%
LT Ceara-Mirim II- Joao Camara III
Public service electric power concessions [line items]
Electric power transmission lines	286
Electric power transmission lines, Percentage	100.00%
Lt Marimbondo II - Assis [Member]
Public service electric power concessions [line items]
Electric power transmission lines	298
Electric power transmission lines, Percentage	49.00%
LT Mesquita - Viana 2; LT Viana 2 - Viana [Member]
Public service electric power concessions [line items]
Electric power transmission lines	270
Electric power transmission lines, Percentage	49.00%
LT Campos Novos (SC) - Nova Santa Rita (RS) [Member]
Public service electric power concessions [line items]
Electric power transmission lines	257
Electric power transmission lines, Percentage	100.00%
LT Manso - Nobres; LT Manso - Nobres [Member]
Public service electric power concessions [line items]
Electric power transmission lines	136
Electric power transmission lines, Percentage	100.00%
LT Paulo Afonso III - Zebu II; LT Pau Ferro - Santa Rita II [Member]
Public service electric power concessions [line items]
Electric power transmission lines	96
Electric power transmission lines, Percentage	100.00%
SPE Madeira Energia S.A . (1) (2) [Member]
Public service electric power concessions [line items]
Electric power transmission lines	95
Electric power transmission lines, Percentage	43.00%
LT Ribeiro Goncalves - Balsas [Member]
Public service electric power concessions [line items]
Electric power transmission lines	95
Electric power transmission lines, Percentage	100.00%